Interest-bearing loans and borrowings - Disclosure of terms and conditions of outstanding loans (Details)	Jun. 30, 2025 USD ($)	Feb. 04, 2025 USD ($) twenty-footEquivalent	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,641,722,000		$ 2,622,255,000
Ammonia Carrier AS
Disclosure of detailed information about borrowings [line items]
Notional Value		$ 26,300,000
Property plant and equipment, boat carrying capacity | twenty-footEquivalent		1,400
Unsecured Revolving loan 80.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	80,000,000.0
Facility size	93,542,000		83,112,000
Borrowings	80,000,000		27,500,000
Unsecured Revolving loan 80.0M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 80,081,000		27,505,000
Unsecured Revolving loan 80.0M | SOFR + CAS
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.45%
Secured FSO loan 161.1M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 161,100,000
Facility size	136,294,000		148,727,000
Borrowings	136,294,000		148,727,000
Secured FSO loan 161.1M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 135,243,000		147,464,000
Secured FSO loan 161.1M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.15%
Secured vessels loan Refi - Revolving loan 1,341M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,341,000,000
Facility size	867,818,000		995,207,000
Borrowings	700,000,000		750,000,000
Secured vessels loan Refi - Revolving loan 1,341M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 694,136,000		743,637,000
Secured vessels loan Refi - Revolving loan 1,341M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%
Secured vessels loan Refi - Revolving loan 1,341M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.90%
Secured vessels loan 129750000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 129,750,000
Facility size	25,950,000		25,950,000
Borrowings	25,950,000		25,950,000
Secured vessels loan 129750000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 26,094,000		26,102,000
Secured vessels loan 129750000M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.28%
Secured vessels loan 129750000M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.73%
Secured vessels revolving loan 182.5M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 182,500,000
Facility size	130,999,000		169,500,000
Borrowings	128,999,000		167,250,000
Secured vessels revolving loan 182.5M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 127,785,000		165,691,000
Secured vessels revolving loan 182.5M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.20%
Secured vessels revolving loan 182.5M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.80%
Credit Line Belfius Windcat EUR 1250000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,250,000
Facility size	1,465,000		1,299,000
Borrowings	1,465,000		1,299,000
Credit Line Belfius Windcat EUR 1250000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,465,000		1,299,000
Credit Line Belfius Windcat EUR 1250000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.83%
Credit Line KBC Windcat EUR 1250000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,250,000
Facility size	1,465,000		1,299,000
Borrowings	1,465,000		1,299,000
Credit Line KBC Windcat EUR 1250000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,465,000		1,299,000
Credit Line KBC Windcat EUR 1250000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.40%
Loan BNPPF EUR 151200000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 151,200,000
Facility size	117,361,000		86,925,000
Borrowings	104,700,000		86,925,000
Loan BNPPF EUR 151200000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 105,199,000		87,510,000
Loan BNPPF EUR 151200000M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%
Loan CEXIM I 152000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 152,000,000
Facility size	151,993,000		72,504,000
Borrowings	69,965,000		72,504,000
Loan CEXIM I 152000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 67,802,000		70,309,000
Loan CEXIM I 152000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan CEXIM II 280000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 280,000,000
Facility size	279,910,000		189,216,000
Borrowings	182,535,000		189,216,000
Loan CEXIM II 280000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 175,217,000		183,163,000
Loan CEXIM II 280000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan CEXIM III 224000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 224,000,000
Facility size	224,000,000		115,733,000
Borrowings	130,667,000		115,733,000
Loan CEXIM III 224000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 128,834,000		112,330,000
Loan CEXIM III 224000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan KBC/Belfius Windcat EUR 78000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 78,000,000
Facility size	91,396,000		49,426,000
Borrowings	51,080,000		43,921,000
Loan KBC/Belfius Windcat EUR 78000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 51,132,000		43,623,000
Loan KBC/Belfius Windcat EUR 78000000M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.25%
Loan SocGen EUR 154700000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 154,700,000
Facility size	58,733,000		34,276,000
Borrowings	38,667,000		34,276,000
Loan SocGen EUR 154700000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38,994,000		34,634,000
SocGen EUR 154.7M - portion maturing 2037 | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%
SocGen EUR 154.7M - portion maturing 2039 | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.90%
Loan SocGen EUR 8800000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 8,800,000
Facility size	10,314,000		8,228,000
Borrowings	8,767,000		8,228,000
Loan SocGen EUR 8800000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,499,000		8,240,000
Loan SocGen EUR 8800000M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.10%
Secured vessels loan 392700000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 392,700,000
Facility size	94,248,000		0
Borrowings	94,248,000		0
Secured vessels loan 392700000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 95,224,000		0
Secured vessels loan 392700000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.75%
1400000B Bridge Facility
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,400,000
Facility size	1,265,021,000		0
Borrowings	1,265,021,000		0
1400000B Bridge Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,256,465,000		0
1400000B Bridge Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.04%
Secured vessels loan 2000000B Facility
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 2,000,000
Facility size	500,000,000		0
Borrowings	141,896,000		0
Secured vessels loan 2000000B Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 139,800,000		0
Secured vessels loan 2000000B Facility | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.10%
Secured vessels loan 2000000B Facility | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.75%
Loan 1,400 TEU 26300000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 26,300,000
Facility size	26,325,000		0
Borrowings	2,025,000		0
Loan 1,400 TEU 26300000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,025,000		0
Loan 1,400 TEU 26300000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.75%
Loan 1,400 TEU 26300000M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.55%
Loan DNB 275000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 275,000,000
Facility size	208,659,000		0
Borrowings	208,659,000		0
Loan DNB 275000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 208,455,000		0
Loan DNB 275000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.90%
Loan Danske Bank 250000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 250,000,000
Facility size	147,321,000		0
Borrowings	147,321,000		0
Loan Danske Bank 250000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 147,312,000		0
Loan Danske Bank 250000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%
Loan Credit Suisse 80000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 80,000,000
Facility size	72,000,000		0
Borrowings	72,000,000		0
Loan Credit Suisse 80000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72,197,000		0
Loan Credit Suisse 80000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%
Loan KfW 40000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 40,000,000
Facility size	36,500,000		0
Borrowings	36,500,000		0
Loan KfW 40000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 36,598,000		0
Loan KfW 40000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.75%
Loan ING 360000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 360,000,000
Facility size	268,360,000		0
Borrowings	268,360,000		0
Loan ING 360000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 268,398,000		0
Loan ING 360000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.75%
Loan DNB 150000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 150,000,000
Facility size	145,064,000		0
Borrowings	145,064,000		0
Loan DNB 150000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 144,544,000		0
Loan DNB 150000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.65%
Total interest-bearing bank loans
Disclosure of detailed information about borrowings [line items]
Facility size	$ 4,954,739,000		1,981,402,000
Borrowings	4,041,648,000		1,672,828,000
Total interest-bearing bank loans | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,012,964,000		$ 1,652,806,000